Allowance for Finance Receivable Losses and Net Finance Receivables by Type and by Impairment Method (Details) (10-K) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	$ 575,000,000	$ 525,000,000	$ 135,000,000
Allowance for finance receivable losses	672,000,000	587,000,000	176,000,000	$ 608,000,000	$ 199,000,000	$ 186,000,000	$ 333,000,000	$ 183,000,000
Individually evaluated for impairment (TDR finance receivables)		55,000,000	36,000,000
Collectively evaluated for impairment	13,272,000,000	14,349,000,000	5,976,000,000
Net Finance Receivables	13,870,000,000	154,000,000	6,483,000,000
TDR net finance receivables	$ 165,000,000	$ 166,000,000	$ 137,000,000
Allowance for finance receivable losses as a percentage of finance receivables	4.85%	3.81%	2.71%
Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for finance receivable losses		$ 7,000,000	$ 5,000,000
Net Finance Receivables	$ 433,000,000	875,000,000	370,000,000
Residential Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment		0	3,000,000
Allowance for finance receivable losses		41,000,000	40,000,000				235,000,000	114,000,000
Individually evaluated for impairment (TDR finance receivables)		34,000,000	32,000,000
Collectively evaluated for impairment		387,000,000	490,000,000
Net Finance Receivables		524,000,000	625,000,000
TDR net finance receivables		$ 109,000,000	$ 105,000,000
Allowance for finance receivable losses as a percentage of finance receivables		7.93%	6.42%
Residential Portfolio Segment [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for finance receivable losses		$ 7,000,000	$ 5,000,000
Net Finance Receivables		28,000,000	30,000,000
Consumer Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment		524,000,000	131,000,000
Allowance for finance receivable losses		541,000,000	132,000,000				95,000,000	67,000,000
Individually evaluated for impairment (TDR finance receivables)		17,000,000	1,000,000
Collectively evaluated for impairment		12,599,000,000	3,809,000,000
Net Finance Receivables		13,267,000,000	3,831,000,000
TDR net finance receivables		$ 44,000,000	$ 22,000,000
Allowance for finance receivable losses as a percentage of finance receivables		4.07%	3.45%
Consumer Loan [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for finance receivable losses		$ 541,000,000	$ 132,000,000
Net Finance Receivables		624,000,000	0
Spring Castle Portfolio [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment		0	0
Allowance for finance receivable losses		4,000,000	3,000,000				1,000,000	0
Individually evaluated for impairment (TDR finance receivables)		4,000,000	3,000,000
Collectively evaluated for impairment		1,340,000,000	1,629,000,000
Net Finance Receivables		1,576,000,000	1,979,000,000
TDR net finance receivables		$ 13,000,000	$ 10,000,000
Allowance for finance receivable losses as a percentage of finance receivables		0.27%	0.14%
Spring Castle Portfolio [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for finance receivable losses		$ 0	$ 0
Net Finance Receivables		223,000,000	340,000,000
Credit Card Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment		1,000,000	1,000,000
Allowance for finance receivable losses		1,000,000	1,000,000				$ 2,000,000	$ 2,000,000
Individually evaluated for impairment (TDR finance receivables)		0	0
Collectively evaluated for impairment		23,000,000	48,000,000
Net Finance Receivables		23,000,000	48,000,000
TDR net finance receivables		$ 0	$ 0
Allowance for finance receivable losses as a percentage of finance receivables		3.45%	1.56%
Credit Card Receivable [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for finance receivable losses		$ 0	$ 0
Net Finance Receivables		$ 0	$ 0